Investment Securities (Details 5) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Amortized Cost
Due after one year through five years	$ 1,313	$ 1,315
Due after five years through ten years	2,908	1,504
Due after ten years	1,763	3,850
Total held to maturity securities	5,984	6,669
Estimated Fair Value
Due after one year through five years	1,329	1,335
Due after five years through ten years	2,961	1,559
Due after ten years	1,827	4,050
Total held to maturity securities	$ 6,117	$ 6,944	$ 8,219